Revision of Prior Period Financial Statements (Details) - Schedule of impact of these adjustments on consolidated financial statements - USD ($)		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventory, net	[1],[2]			$ 340,000
Accounts receivable, net		$ 540,000			[1],[2]
Total current assets		8,490,725		3,933,047
Goodwill		1,190,000		5,855,748
Total assets		13,876,156		16,070,008
Accounts payable and accrued expenses		3,124,652		754,850
Total current liabilities		5,546,617		1,558,821
Total liabilities		10,544,487		2,335,588
Additional paid-in capital		24,622,355		16,246,645
Non-controlling interests in consolidated variable interest entity				1,294,846
Total shareholders’ equity				13,734,420
Total liabilities and shareholders’ equity		13,876,156		16,070,008
Non-controlling Interest Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventory, net			$ 768,633	768,633	[1],[2]
Accounts receivable, net			113,599	113,599	[1],[2]
Total current assets				882,232
Goodwill				(1,192,234)
Total assets				(310,002)
Accounts payable and accrued expenses				337,386
Total current liabilities				337,386
Total liabilities				337,386
Additional paid-in capital			$ 647,458	647,458
Non-controlling interests in consolidated variable interest entity				(1,294,846)
Total shareholders’ equity				(647,388)
Total liabilities and shareholders’ equity				(310,002)
Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventory, net	[1],[2],[3],[4]			1,108,633
Accounts receivable, net		540,000		113,599	[1],[2],[3],[4]
Total current assets		8,490,725		4,815,279	[3],[4],[5]
Goodwill		1,190,000		4,663,514	[3],[4],[5]
Total assets		13,876,156		15,760,006	[3],[4],[5]
Accounts payable and accrued expenses		3,124,652		1,092,236	[3],[4],[5]
Total current liabilities		5,546,617		1,896,207	[3],[4],[5]
Total liabilities		9,694,026		2,672,974	[3],[4],[5]
Additional paid-in capital		25,981,647		16,894,103	[3],[4],[5]
Non-controlling interests in consolidated variable interest entity	[3],[4],[5]
Total shareholders’ equity	[3],[4],[5]			13,087,032
Total liabilities and shareholders’ equity		$ 13,876,156		$ 15,760,006	[3],[4],[5]

[1]	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.
[2]	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.
[3]	There was no impact to the Company’s consolidated statements of operations.
[4]	There was no impact to the Company’s consolidated statements of operations.
[5]	There was no impact to the Company’s consolidated statements of operations.